SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2016
SHARE CAPITAL
Schedule of common shares

	2016		2015		2014
	Number		Number		Number
December 31,	of Shares	Amount	of Shares	Amount	of Shares	Amount
(millions of Canadian dollars; number of common shares in millions)
Balance at beginning of year	868	7,391	852	6,669	831	5,744
Common shares issued1	56	2,241	-	-	9	446
Dividend Reinvestment and Share Purchase Plan (DRIP)	16	795	12	646	9	428
Shares issued on exercise of stock options	3	65	4	76	3	51

Balance at end of year	943	10,492	868	7,391	852	6,669

1Gross proceeds - $2,300 million (2015 - nil; 2014 - $460 million); net issuance costs - $59 million (2015 - nil; 2014 - $14 million).

Schedule of preference shares

	2016		2015		2014
	Number		Number		Number
December 31,	of Shares	Amount	of Shares	Amount	of Shares	Amount
(millions of Canadian dollars; number of preference shares in millions)
Preference Shares, Series A	5	125	5	125	5	125
Preference Shares, Series B	20	500	20	500	20	500
Preference Shares, Series D	18	450	18	450	18	450
Preference Shares, Series F	20	500	20	500	20	500
Preference Shares, Series H	14	350	14	350	14	350
Preference Shares, Series J	8	199	8	199	8	199
Preference Shares, Series L	16	411	16	411	16	411
Preference Shares, Series N	18	450	18	450	18	450
Preference Shares, Series P	16	400	16	400	16	400
Preference Shares, Series R	16	400	16	400	16	400
Preference Shares, Series 1	16	411	16	411	16	411
Preference Shares, Series 3	24	600	24	600	24	600
Preference Shares, Series 5	8	206	8	206	8	206
Preference Shares, Series 7	10	250	10	250	10	250
Preference Shares, Series 9	11	275	11	275	11	275
Preference Shares, Series 11	20	500	20	500	20	500
Preference Shares, Series 13	14	350	14	350	14	350
Preference Shares, Series 15	11	275	11	275	11	275
Preference Shares, Series 17	30	750	-	-	-	-
Issuance costs		(147)		(137)		(137)

Balance at end of year		7,255		6,515		6,515

Schedule of characteristics of preference shares

			Per Share Base	Redemption and	Right to
	Initial		Redemption	Conversion	Convert
	Yield	Dividend1	Value2	Option Date2,3	Into3,4
(Canadian dollars unless otherwise stated)
Preference Shares, Series A	5.50%	$ 1.375	$ 25	-	-
Preference Shares, Series B	4.00%	$ 1.000	$ 25	June 1, 2017	Series C
Preference Shares, Series D	4.00%	$ 1.000	$ 25	March 1, 2018	Series E
Preference Shares, Series F	4.00%	$ 1.000	$ 25	June 1, 2018	Series G
Preference Shares, Series H	4.00%	$ 1.000	$ 25	September 1, 2018	Series I
Preference Shares, Series J	4.00%	US$1.000	US$25	June 1, 2017	Series K
Preference Shares, Series L	4.00%	US$1.000	US$25	September 1, 2017	Series M
Preference Shares, Series N	4.00%	$ 1.000	$ 25	December 1, 2018	Series O
Preference Shares, Series P	4.00%	$ 1.000	$ 25	March 1, 2019	Series Q
Preference Shares, Series R	4.00%	$ 1.000	$ 25	June 1, 2019	Series S
Preference Shares, Series 1	4.00%	US$1.000	US$25	June 1, 2018	Series 2
Preference Shares, Series 3	4.00%	$ 1.000	$ 25	September 1, 2019	Series 4
Preference Shares, Series 5	4.40%	US$1.100	US$25	March 1, 2019	Series 6
Preference Shares, Series 7	4.40%	$ 1.100	$ 25	March 1, 2019	Series 8
Preference Shares, Series 9	4.40%	$ 1.100	$ 25	December 1, 2019	Series 10
Preference Shares, Series 11	4.40%	$ 1.100	$ 25	March 1, 2020	Series 12
Preference Shares, Series 13	4.40%	$ 1.100	$ 25	June 1, 2020	Series 14
Preference Shares, Series 15	4.40%	$ 1.100	$ 25	September 1, 2020	Series 16
Preference Shares, Series 17	5.15%	$ 1.288	$ 25	March 1, 2022	Series 18

1

The holder is entitled to receive a fixed, cumulative, quarterly preferential dividend, as declared by the Board. With the exception of Series A Preference Shares, such fixed dividend rate resets every five years beginning on the initial redemption and conversion option date. The Series 17 Preference Shares contain a feature where the fixed dividend rate, when reset every five years, will not be less than 5.15%. No other series of Preference Shares has this feature.

2

Preference Shares, Series A may be redeemed any time at the Company’s option. For all other series of Preference Shares, the Company, may at its option, redeem all or a portion of the outstanding Preference Shares for the Base Redemption Value per share plus all accrued and unpaid dividends on the Redemption Option Date and on every fifth anniversary thereafter.

3

The holder will have the right, subject to certain conditions, to convert their shares into Cumulative Redeemable Preference Shares of a specified series on a one-for-one basis on the Conversion Option Date and every fifth anniversary thereafter at an ascribed issue price equal to the Base Redemption Value.

4

With the exception of Series A Preference Shares, after the redemption and conversion option dates, holders may elect to receive quarterly floating rate cumulative dividends per share at a rate equal to: $25 x (number of days in quarter/365) x (90 day Government of Canada treasury bill rate + 2.4% (Series C), 2.4% (Series E), 2.5% (Series G), 2.1% (Series I), 2.7% (Series O), 2.5% (Series Q), 2.5% (Series S), 2.4% (Series 4), 2.6% (Series 8), 2.7% (Series 10), 2.6% (Series 12), 2.7% (Series 14), 2.7% (Series 16), 4.1% (Series 18); or US$25 x (number of days in quarter/365) x (three-month United States Government treasury bill rate + 3.1% (Series K), 3.2% (Series M), 3.1% (Series 2) or 2.8% (Series 6)).

Schedule of weighted average shares outstanding used for calculating basic and diluted earnings per common share

December 31,	2016	2015	2014
(number of common shares in millions)
Weighted average shares outstanding	911	847	829
Effect of dilutive options	7	-	11

Diluted weighted average shares outstanding	918	847	840